Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6. Property and Equipment, Net
Property and equipment, net, consisted of the following (in thousands):

	March 31, 2024	December 31, 2023
Leasehold improvements	$11,971	$11,979
Vehicles and vehicle equipment	3,488	3,595
Office equipment and furniture	1,214	1,217
Computer equipment	933	998
Less: accumulated depreciation and amortization	(9,663)	(9,285)

Property and Equipment, Net	$7,943	$8,504

Total depreciation expense for the three months ended March 31, 2024 and 2023 was $0.3 million and $0.6 million, respectively.

8. Property and Equipment, Net
Property and equipment, net, consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Computer equipment	$998	$1,089
Vehicles and vehicle equipment	3,595	3,677
Office equipment and furniture	1,217	1,249
Leasehold improvements	11,979	11,530
Less: accumulated depreciation and amortization	(9,285)	(7,094)

Property and Equipment, Net	$8,504	$10,451

Depreciation expense was $2.5 million and $2.3 million for the years ended December 31, 2023 and 2022, respectively.